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[AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   May 1, 2006



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:      AIM Variable Insurance Funds
            CIK No. 0000896435

   Ladies and/or Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Variable Insurance Funds (the "Fund") that the Prospectuses and Statement of Additional Information relating to the Series I and Series II shares of AIM V.I. Basic Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund, AIM V.I. Demographic Trends Fund, AIM V.I. Diversified Dividend Fund, AIM V.I. Diversified Income Fund, AIM V.I. Dynamics Fund, AIM V.I. Financial Services Fund, AIM V.I. Global Equity Fund, AIM V.I. Global Health Care Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund, AIM V.I. International Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Leisure Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Money Market Fund, AIM V.I. Real Estate Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Small Company Growth Fund, AIM V.I. Technology Fund and AIM V.I. Utilities Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment
   No. 32 to the Fund's Registration Statement on Form N-1A. Such
   Post-Effective Amendment No. 32 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on April 27, 2006.

   Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.


   Sincerely,


   /s/ PETER A. DAVIDSON

   Peter A. Davidson
   Counsel

A Member of the AMVESCAP Group